Subsequent Events (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based on the Company’s review, the Company has determined that that there are no subsequent events requiring disclosure in these condensed financial statements other than the items noted below.
In December 2023, the Company amended its charter to extend the date by which it must complete a business combination or liquidate from December 22, 2023 to March 22, 2024. The Company’s public shareholders redeemed 140,663 shares.
On January 12, 2024, the Company entered into Amendment No. 2 to the Merger Agreement with Profusa.
In January 2024, the Company’s Board of Directors approved and the Company amended its Working Capital Promissory Note to increase the principal to $1.5 million and added a common stock conversion option.

Note 10 – Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based on the Company’s review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.